CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Revenue:
Service	$ 107,496	$ 112,200	$ 115,325
Hardware	15,048	7,573	12,248
Total revenue	122,544	119,773	127,573
Cost of sales, excluding depreciation and amortization:
Cost of service	(15,845)	(16,625)	(16,481)
Cost of hardware	(10,839)	(3,789)	(7,746)
Selling, general and administrative expenses	(58,301)	(60,673)	(64,705)
Stock-based compensation expense	(4,235)
Acquisition related transaction expenses	(11,411)	(4,959)	(524)
Depreciation and amortization	(33,810)	(35,010)	(39,386)
Net operating loss	(11,897)	(1,283)	(1,269)
Other income (expense)
Interest income	55	287	646
Interest expense	(29,358)	(58,327)	(58,100)
Change in fair value of earnout liability	(7,127)
Change in fair value of derivative liability	(385)
Other finance costs	(218)	(247)	(153)
Loss from equity method investee			(340)
Total other expense, net	(37,033)	(58,287)	(57,947)
Net loss before income taxes	(48,930)	(59,570)	(59,216)
Income tax expense	(184)	(307)	(631)
Net loss	(49,114)	(59,877)	(59,847)
Other comprehensive income (loss):
Foreign currency translation gain/(loss)	18,697	47,368	15,059
Actuarial gains/(losses) on pension plan	1,343	(6,722)	(3,950)
Other comprehensive income/(loss)	20,040	40,646	11,109
Comprehensive loss	$ (29,074)	$ (19,231)	$ (48,738)
Net loss per common share - basic and diluted (in dollars per share)	$ (2.68)	$ (5.11)	$ (5.23)
Weighted average number of shares outstanding during the period - basic and diluted (in shares)	18,296,480	11,722,595	11,447,372